Disclosures About Fair Value of Financial Instruments (Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Assets
Cash equivalents	$ 132,040
Total Assets	132,040
Liabilities
Derivatives	30,591
Share-based compensation	512
Secured loan agreement	164,385
Total Liabilities	195,488
Quoted Prices in Active Markets For Identical Assets (Level 1) [Member]
Assets
Cash equivalents	132,040
Total Assets	132,040
Liabilities
Derivatives	0
Share-based compensation	0
Secured loan agreement	0
Total Liabilities	0
Significant Other Observable Inputs (Level 2) [Member]
Assets
Cash equivalents	0
Total Assets	0
Liabilities
Derivatives	30,591
Share-based compensation	512
Secured loan agreement	164,385
Total Liabilities	195,488
Significant Unobservable Inputs (Level 3) [Member]
Assets
Cash equivalents	0
Total Assets	0
Liabilities
Derivatives	0
Share-based compensation	0
Secured loan agreement	0
Total Liabilities	$ 0